Commitments, Contingencies and Guarantees - Leases (Details) - Virtu Financial, LLC and subsidiaries - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Minimum Rental Commitments, Capital
2015	$ 11,135
2016	5,313
2017	98
Total minimum lease payments	16,546
Minimum Rental Commitments, Operating
2015	7,488
2016	3,763
2017	3,291
2018	2,640
2019	1,508
Thereafter	1,944
Total minimum lease payments	20,634
Operating lease expense, net of amortization expense related to landlord incentives	3,500	$ 4,300	$ 14,500
Occupancy lease expense	1,700	1,900	3,000
Communication equipment lease expense	$ 1,800	$ 2,400	$ 11,500